Exhibit 99.1

Volkswagen Auto Lease Trust 2025-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-31-26	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		9/17/2026
2	Payment Date		9/21/2026
3	Collection Period	8/1/2026	8/31/2026	31
4	Monthly Interest Period- Actual	8/20/2026	9/20/2026	32
5	Monthly Interest - 30/360			30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	197,500,000.00	-	-	-	-	-
7	Class A-2-A Notes	272,500,000.00	162,310,934.15	-	16,819,146.20	145,491,787.94	0.5339148
8	Class A-2-B Notes	241,250,000.00	143,697,294.91	-	14,890,345.03	128,806,949.88	0.5339148
9	Class A-3 Notes	451,250,000.00	451,250,000.00	-	-	451,250,000.00	1.0000000
10	Class A-4 Notes	87,500,000.00	87,500,000.00	-	-	87,500,000.00	1.0000000
11	Equals: Total Securities	$1,250,000,000.00	$844,758,229.06	$-	$31,709,491.24	$813,048,737.82
12	Overcollateralization	207,725,969.47	251,457,729.73			251,457,729.73
13	Total Securitization Value	$1,457,725,969.47	$1,096,215,958.79			$1,064,506,467.55

14	NPV Lease Payments Receivable	654,205,972.38	288,515,267.57			264,753,936.87
15	NPV Base Residual	803,519,997.09	807,700,691.22			799,752,530.68
16	Number of Leases	46,304	41,169			40,462

					Per $1000	Principal & Interest	Per $1000
		Coupon Rate	SOFR Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	4.46900%	N/A	-	-	-	-
18	Class A-2-A Notes	4.43000%	N/A	599,197.87	2.1988912	17,418,344.07	63.9205287
19	Class A-2-B Notes	4.03884%	3.63884%	515,884.78	2.1383825	15,406,229.82	63.8600200
20	Class A-3 Notes	4.50000%	N/A	1,692,187.50	3.7500000	1,692,187.50	3.7500000
21	Class A-4 Notes	4.56000%	N/A	332,500.00	3.8000000	332,500.00	3.8000000
	Equals: Total Securities			3,139,770.15		34,849,261.39

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Lease Payments Received		23,356,037.57
23	Pull Ahead Waived Payments		1,584.34
24	Sales Proceeds - Early Terminations		16,284,392.90
25	Sales Proceeds - Scheduled Terminations		2,722,958.19
26	Security Deposits for Terminated Accounts		-
27	Excess Wear and Tear Received		11,384.93
28	Excess Mileage Charges Received		71,668.86
29	Proceeds Received on Defaulted Leases and Other Recoveries		457,753.36
30	Subtotal: Total Collections		42,905,780.15
31	Repurchase Payments		-
32	Postmaturity Term Extension		-
33	Investment Earnings on Collection Account		163,210.66
34	Total Available Funds, prior to Servicer Advances		43,068,990.81
35	Servicer Advance		-
36	Total Available Funds		43,068,990.81
37	Reserve Account Draw		-
38	Available for Distribution		43,068,990.81

D.	DISTRIBUTIONS
39	Payment Date Advance Reimbursement (Item 84)		-
40	Servicing Fee (Servicing and Administrative Fees paid pro rata):
41	Servicing Fee Shortfall from Prior Periods		-
42	Servicing Fee Due in Current Period		913,513.30
43	Servicing Fee Shortfall		-
44	Administration Fee (Servicing and Administrative Fees paid pro rata):
45	Administration Fee Shortfall from Prior Periods		-
46	Administration Fee Due in Current Period		2,500.00
47	Administration Fee Shortfall		-
48	Interest Shortfall from Prior Periods
49	Interest Paid to Noteholders		3,139,770.15
50	First Priority Principal Distribution Amount		-
51	Amount Paid to Reserve Account to Reach Specified Balance		-
52	Subtotal: Remaining Available Funds	39,013,207.37
53	Regular Principal Distribution Amount	31,709,491.24
54	Regular Principal Paid to Noteholders (lesser of Item 52 and Item 53)		31,709,491.24
55	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		-
56	Remaining Available Funds		7,303,716.13

Volkswagen Auto Lease Trust 2025-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-31-26	PAGE 2

E.	CALCULATIONS
57	Calculation of First Priority Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		844,758,229.06
59	Less: Aggregate Securitization Value (End of Collection Period)		(1,064,506,467.55)
60	First Priority Principal Distribution Amount (not less than zero)		-

61	Calculation of Regular Principal Distribution Amount:
62	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		844,758,229.06
63	Less: Targeted Note Balance		(813,048,737.82)
64	Less: First Priority Principal Distribution Amount		-
65	Regular Principal Distribution Amount		31,709,491.24

66	Calculation of Targeted Note Balance:
67	Aggregate Securitization Value (End of Collection Period)		1,064,506,467.55
68	Less: Targeted Overcollateralization Amount (17.25% of Initial Securitization Value)		(251,457,729.73)
69	Targeted Note Balance		813,048,737.82

70	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 34)		43,068,990.81
72	Less: Payment Date Advance Reimbursement (Item 84)		-
73	Less: Servicing Fees Paid (Items 41, 42 and 43)		913,513.30
74	Less: Administration Fees Paid (Items 45, 46 and 47)		2,500.00
75	Less: Interest Paid to Noteholders (Item 49)		3,139,770.15
76	Less: 1st Priority Principal Distribution (Item 60)		-

77	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		39,013,207.37
78	Monthly Lease Payments Due on Included Units but not received (N/A if Item 77 > 0)		N/A
79	Servicer Advance (If Item 77 < 0, lesser of Item 78 and absolute value of Item 77, else 0)		-

80	Total Available Funds after Servicer Advance (Item 78 plus Item 79)		39,013,207.37
81	Reserve Account Draw Amount (If Item 80 is < 0, Lesser of the Reserve Account Balance and Item 80)		-

82	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance		-
84	Payment Date Advance Reimbursement		-
85	Additional Payment Advances for current period		-
86	Ending Balance of Payment Advance		-

F.	RESERVE ACCOUNT
87	Reserve Account Balances:
88	Targeted Reserve Account Balance		3,644,314.92
89	Initial Reserve Account Balance		3,644,314.92
90	Beginning Reserve Account Balance		3,644,314.92
91	Plus: Net Investment Income for the Collection Period		11,090.71
92	Subtotal: Reserve Fund Available for Distribution		3,655,405.63
93	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 51)		-
94	Less: Reserve Account Draw Amount (Item 81)		-
95	Subtotal Reserve Account Balance		3,655,405.63
96	Less: Excess Reserve Account Funds to Transferor (If Item 95 > Item 88)		11,090.71
97	Equals: Ending Reserve Account Balance		3,644,314.92

98	Change in Reserve Account Balance from Immediately Preceding Payment Date		-

99	Current Period Net Residual Losses:	Units	Amounts
100	Aggregate Securitization Value for Scheduled Terminated Units	105	2,558,167.00
101	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		(2,734,040.64)
102	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(1,001.43)
103	Less: Excess Wear and Tear Received		(11,384.93)
104	Less: Excess Mileage Received		(71,668.86)
105	Current Period Net Residual Losses/(Gains)	105	(259,928.86)
106	Cumulative Net Residual Losses:
107	Beginning Cumulative Net Residual Losses	381	(1,292,780.45)
108	Current Period Net Residual Losses (Item 105)	105	(259,928.86)
109	Ending Cumulative Net Residual Losses	486	(1,552,709.31)
110	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.11%

Volkswagen Auto Lease Trust 2025-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-31-26	PAGE 3

G.		POOL STATISTICS
111		Collateral Pool Balance Data			Initial	Current
112		Aggregate Securitization Value			1,457,725,969.47	1,064,506,467.55
113		Aggregate Base Residual Value			1,012,350,056.23	886,818,305.18
114		Number of Current Contracts			46,304	40,462
115		Weighted Average Lease Rate			4.79%	4.73%
116		Average Remaining Term			26.5	11.0
117		Average Original Term			36.8	36.7
118		Proportion of Base Prepayment Assumption Realized				92.95%
119		Actual Monthly Prepayment Speed*				1.01%
120		Turn-in Ratio on Scheduled Terminations				90.48%
	*	Prior month actual monthly prepayment speed rate has been revised from 0.83% to 0.97%.

			Sales Proceeds	Units	Book Amount	Securitization Value
121		Pool Balance - Beginning of Period		41,169	1,308,225,882.39	1,096,215,958.79
122		Depreciation/Payments			(17,919,922.87)	(13,991,527.03)
123		Gross Credit Losses		(21)	(650,772.19)	(601,528.38)
124		Early Terminations - Purchased by Customer		(50)	(1,521,522.94)	(1,291,751.39)
125		Early Terminations - Sold at Auction		(28)	(788,974.49)	(644,021.66)
126		Early Terminations - Purchased by Dealer		(503)	(14,973,002.41)	(12,622,495.78)
127		Early Terminations - Lease Pull Aheads		-	-	-
128		Scheduled Terminations - Purchased by Customer	195,910	(10)	(247,373.93)	(208,750.60)
129		Scheduled Terminations - Sold at Auction	275,308	(11)	(367,865.64)	(294,671.90)
130		Scheduled Terminations - Purchased by Dealer	2,254,875	(84)	(2,545,295.55)	(2,054,744.51)
131		Pool Balance - End of Period		40,462	1,269,211,152.37	1,064,506,467.55

132		Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
133		Current		40,178	1,056,417,143.64	99.24%
134		30 - 59 Days Delinquent		201	5,676,848.60	0.53%
135		60 - 89 Days Delinquent		51	1,489,523.32	0.14%
136		90+ Days Delinquent		32	922,951.99	0.09%
137		Total		40,462	1,064,506,467.55	100.00%

138		Delinquency Trigger				4.90%
139		Delinquency Percentage (60 - Day Delinquent Receivables)				0.23%
140		Delinquency Trigger occurred in this collection Period?				No

141		Credit Losses:			Units	Amounts
142		Aggregate Securitization Value on charged-off units			21	601,528.38
143		Aggregate Liquidation Proceeds on charged-off units				(173,109.95)
144		Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				-
145		Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				-
146		Recoveries on charged-off units				(284,643.41)
147		Current Period Aggregate Net Credit Losses/(Gains)			21	143,775.02

148		Cumulative Net Credit Losses:
149		Beginning Cumulative Net Credit Losses			278	3,831,295.94
150		Current Period Net Credit Losses (Item 147)			21	143,775.02
151		Ending Cumulative Net Credit Losses			299	3,975,070.96
152		Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.27%

153		Aging of Scheduled Maturies Not Sold				Units
154		0 - 60 Days since Contract Maturity				67
155		61 - 120 Days since Contract Maturity				5
156		121+ Days since Contract Maturity				2

Summary of Material Modifications, Extensions or Waivers

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month